Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and Cash Equivalents
13.	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist primarily of cash balances held at banks and in the currencies:

	As of December 31,
in CHF thousands	2022	2021
Cash and cash equivalent	19,786	46,277

Total	19,786	46,277

As of December 31,
in CHF thousands by currency	2022	2021
Swiss Franc	7,216	23,987
Iceland Krona	383	726
Euro	2,350	4,202
US Dollar	9,741	17,325
Other	96	37

Total	19,786	46,277